POST-EMPLOYMENT BENEFITS - Summary of Future Planned Benefit Payments (Details) $ in Millions	Dec. 31, 2017 USD ($)
Defined benefit pension plan
Disclosure of defined benefit plans [line items]
Future planned benefit payments	$ 102
Defined benefit pension plan | 2018
Disclosure of defined benefit plans [line items]
Future planned benefit payments	10
Defined benefit pension plan | 2019
Disclosure of defined benefit plans [line items]
Future planned benefit payments	10
Defined benefit pension plan | 2020
Disclosure of defined benefit plans [line items]
Future planned benefit payments	10
Defined benefit pension plan | 2021
Disclosure of defined benefit plans [line items]
Future planned benefit payments	10
Defined benefit pension plan | 2022
Disclosure of defined benefit plans [line items]
Future planned benefit payments	10
Defined benefit pension plan | Thereafter
Disclosure of defined benefit plans [line items]
Future planned benefit payments	52
Post-retirement plan
Disclosure of defined benefit plans [line items]
Future planned benefit payments	23
Post-retirement plan | 2018
Disclosure of defined benefit plans [line items]
Future planned benefit payments	2
Post-retirement plan | 2019
Disclosure of defined benefit plans [line items]
Future planned benefit payments	2
Post-retirement plan | 2020
Disclosure of defined benefit plans [line items]
Future planned benefit payments	2
Post-retirement plan | 2021
Disclosure of defined benefit plans [line items]
Future planned benefit payments	2
Post-retirement plan | 2022
Disclosure of defined benefit plans [line items]
Future planned benefit payments	2
Post-retirement plan | Thereafter
Disclosure of defined benefit plans [line items]
Future planned benefit payments	$ 13